Relation with Controlling Shareholder and Related Entities	12 Months Ended
Dec. 31, 2023
Compensation Related Costs [Abstract]
Relation with Controlling Shareholder and Related Entities	Relation with Controlling Shareholder and Related Entities
Historically, eLMTree has been managed and operated in the normal course of business consistent with other affiliates of the Controlling Shareholder. In preparing the 2022 and 2021 consolidated financial statements, certain shared costs have been allocated to the eLMTree segment and reflected as expenses in the consolidated statement of operations. Management considers the allocation methodologies used to be reasonable and appropriate reflections of the historical Controlling Shareholder expenses attributable to the eLMTree segment for purposes of the stand-alone financial statements. However, the expenses reflected in the consolidated financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if eLMTree historically operated as a separate, stand-alone entity.
Allocated Direct Costs
The consolidated statements of operations include expenses for employee compensation that were directly attributable to the Company’s business. The Controlling Shareholder has allocated such expenses by identifying the individual employee whose work directly related to the Company. Costs of $1,090 and $2,191 for the years ended December 31, 2022 and 2021, respectively, have been reflected in the operating expenses in the consolidated statements of operations for the Company's allocated share of Controlling Shareholder’s operating expenses.